ORGANIZATION AND BASIS OF PRESENTATION - Summary of Separation-Related Adjustments to the Company's Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 33,390	$ 98,084	$ 0
Accounts receivable, net		0
Prepaid expenses and other current assets	6,395	2,220	1,406
Total current assets	124,950	100,304	22,542
Intangible assets, net	167,242	166,182	176,321
Goodwill	83,979	83,979	83,979
Property and equipment, net	19,979	19,907	6,795
Operating lease right-of-use assets	21,483	21,290	13,332
Other long-term assets	3,579	1,448	1,496
Total assets	421,212	393,110	304,465
Current liabilities:
Accounts payable	2,971	473	2,924
Accrued expenses and other current liabilities		25
Current contingent liabilities	4,022	1,569	2,538
Current deferred revenue	8,207	8,582	10,790
Current operating lease liabilities	1,780	1,611	578
Total current liabilities	26,022	12,260	20,577
Long-term contingent liabilities	4,089	4,175	4,826
Deferred income taxes, net	21,341	20,867	21,962
Long-term operating lease liabilities	24,016	24,822	13,272
Long-term deferred revenue	4,325	5,004	9,226
Other long-term liabilities	46	0	295
Total liabilities	79,839	67,128	70,158
Parent company net investment	0	0	234,307
Common stock	12	12	0
Additional paid-in capital	330,100	325,970	0
Total liabilities and stockholders' equity	$ 421,212	393,110	$ 304,465
As of October 31, 2022
Current assets:
Cash and cash equivalents		1,842
Accounts receivable, net		5,541
Prepaid expenses and other current assets		2,220
Total current assets		9,603
Deferred income taxes, net		167
Intangible assets, net		166,182
Goodwill		83,979
Property and equipment, net		19,888
Operating lease right-of-use assets		21,290
Other long-term assets		1,448
Total assets		302,557
Current liabilities:
Accounts payable		8,569
Accrued expenses and other current liabilities		3,381
Current contingent liabilities		1,569
Current deferred revenue		8,582
Current operating lease liabilities		1,611
Total current liabilities		23,712
Long-term contingent liabilities		4,175
Deferred income taxes, net		15,136
Long-term operating lease liabilities		24,822
Long-term deferred revenue		5,004
Other long-term liabilities		298
Total liabilities		73,147
Parent company net investment		229,410
Common stock		0
Additional paid-in capital		0
Total liabilities and stockholders' equity		302,557
Separation-Related Adjustment
Current assets:
Cash and cash equivalents		96,242
Accounts receivable, net		(5,541)
Prepaid expenses and other current assets		0
Total current assets		90,701
Deferred income taxes, net		(167)
Intangible assets, net		0
Goodwill		0
Property and equipment, net		19
Operating lease right-of-use assets		0
Other long-term assets		0
Total assets		90,553
Current liabilities:
Accounts payable		(8,096)
Accrued expenses and other current liabilities		(3,356)
Current contingent liabilities		0
Current deferred revenue		0
Current operating lease liabilities		0
Total current liabilities		(11,452)
Long-term contingent liabilities		0
Deferred income taxes, net		5,731
Long-term operating lease liabilities		0
Long-term deferred revenue		0
Other long-term liabilities		(298)
Total liabilities		(6,019)
Parent company net investment		(229,410)
Common stock		12
Additional paid-in capital		325,970
Total liabilities and stockholders' equity		$ 90,553